Capital Management - Summary of Regulatory Capital and Leverage Position (Parenthetical) (Detail) - CAD ($)	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure of regulatory capital and capital ratios [line items]
Common Equity Tier 1 Capital Basel I floor adjustment	$ 0	$ 0	$ 0
Tier 1 Capital Basel I floor adjustment	0	0	0
Regulatory capital Basel I floor adjustment	$ 0	$ 0	$ 0
Credit valuation adjustment [member]
Disclosure of regulatory capital and capital ratios [line items]
Scalars Common Equity Tier 1 Capital percentage			0.80%
Scalars Tier 1 percentage			0.83%
Scalars Risk-weighted assets total capital percentage			0.86%